Equity	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Equity
25. Equity
Lifezone was incorporated on December 8, 2022, as a holding company for Lifezone Holdings and acquired 100% of the equity interest in Lifezone Holdings on July 6, 2023, as part of the SPAC Transaction. Refer to Note 1.
Reconciliation of share capital

	Number of Shares	$

As at January 1, 2023	58,300,082	3,101
Transactions with shareholders
Lifezone Holdings restricted stock units exercised	2,819,653	150
Lifezone Holdings share options, net settled exercised	1,560,396	83
	4,380,049	233

Total Lifezone Holdings Limited shares prior to share exchange	62,680,131	3,334

Share exchange transaction
Total Lifezone Holdings shares exchanged for Lifezone shares	(62,680,131)	(3,334)
Exchanged for Issue of Lifezone shares	62,680,131	6,268
Previous GoGreen Sponsor shareholders	6,468,600	647
Previous GoGreen public shareholders	1,527,554	153
PIPE Investors	7,017,317	702
Simulus Vendors	500,000	50
	78,193,602	7,820

Issue of shares from warrants exercised	76,350	8

As at December 31, 2023	78,269,952	7,828

Issue of shares on vesting of RSUs	760,439	76
Issue of shares to debenture holders	89,181	9
	849,620	85

As at December 31, 2024	79,119,572	7,913
Movement in other reserve
Following the announcement on December 13, 2023, between Lifezone and Glencore to recycle PGM in the United States, using Lifezone’s Hydromet Technology to recover precious metals from recycled Autocats, on January 10, 2024, group companies of both parties signed the Recycling Subscription Agreement resulting in Lifezone holding 94% and Glencore Ltd. holding 6% equity respectively. Glencore’s 6% interest in Lifezone Recycling US, LLC of $180,000 is presented as NCI in the consolidated financial statements of Lifezone and the remaining $1,320,000 is presented as other reserves. Lifezone and Glencore have contributed US$1.5 million each to the project, as part of the agreed funding of Phase 1.
Non-controlling Interest
NCI was $9,786,509 as at December 31, 2024 ($10,437,603 as at December 31, 2023)
In January 2021, KNL and the Government of Tanzania established TNCL, a Tanzanian company in order to develop, process and refine future products from the Kabanga Nickel Project. Through the Treasury Registrar, the Government of Tanzania owns a non-dilutable free-carried interest representing 16% of the issued share capital of TNCL. The Government of Tanzania's 16% interest in the arrangement is presented as a NCI in the consolidated financial statements of Lifezone.
BHP has a 17% interest in KNL which is presented as NCI in the consolidated financial statements of Lifezone.
Glencore's 6% interest in Lifezone Recycling US, LLC is presented as NCI in the consolidated financial statements of Lifezone.
Warrant reserve
As described in detail in Note 1, following Lifezone’s Form F-1 registration statement becoming effective on September 29, 2023, resulting in registering the resale of certain Lifezone Ordinary Shares and Warrants owned by certain previous Lifezone Holdings and the Sponsor shareholders (including its limited partners).
Each Lifezone Warrant represents the right to purchase one ordinary Lifezone share at an exercise price of $11.50 per share in cash.
The fair value of both the Public Warrants and Private Placement Warrants outstanding have been independently valued using a Black-Scholes option pricing model. The assumptions used in the Black-Scholes option pricing model are as below:

Inputs

Valuation date – date of warrant assumption	July 5, 2023
Unit issuance date	October 21, 2021
Announcement date	December 13, 2022
Business Combination date	July 5, 2023
Exercise date	August 4, 2023
Expiration date	July 5, 2028
First trading date	December 13, 2021
Stock price as of measurement date	$11.44
Strike price	$11.50
Risk-free rate (5.00 Years)	4.16%
Redemption threshold price	$18.00
Days above threshold price (automatic redemption)	20
Days above measurement period	30
Probability of acquisition	100%
The number of outstanding Public Warrants as at December 31, 2024, is as follows:

Number of Warrants
Balance as at January 1, 2023	-
Issued during the year ($11.50 per warrant)	13,800,000
Exercised	(76,350)
Outstanding as at December 31, 2023	13,723,650
Outstanding as at December 31, 2024	13,723,650
Each Public Warrant was fair valued at $1.05 on July 5, 2023, with the total fair value of all Public Warrants being $14,490,000.
On October 19, 2023, Lifezone received $878,025 from the exercise of 76,350 Warrants.
The number of Private Placement Warrants as at December 31, 2024, is as follows:

Number of Warrants
Balance as at January 1, 2023	-
Issued during the year ($11.50 per warrant)	667,500
Outstanding as at December 31, 2023	667,500
Outstanding as at December 31, 2024	667,500

Each Private Placement Warrant was fair valued at $0.91 on July 5, 2023, with the total fair value of all Private Placement Warrants being $607,425.